Derivative Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Derivative Instruments Liabilities [Member] - Recurring [Member] - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities [Abstract]
Total Liabilities	$ 20,410	$ 33	$ 560
Level 3 [Member]
Liabilities [Abstract]
Total Liabilities	$ 20,410	$ 33	$ 560